Subsequent Events - Additional Information (Details) - USD ($)						7 Months Ended	9 Months Ended		12 Months Ended
	Dec. 11, 2023	Dec. 08, 2023	Nov. 14, 2023	Oct. 14, 2023	Jan. 13, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Subsequent Event [Line Items]
Cash deposited in Trust Account					$ 306,000,000	$ 0	$ 0	$ 306,000,000	$ 306,000,000
Subsequent Event [Member] | Unsecured Debt [Member]
Subsequent Event [Line Items]
Debt instrument face value			$ 80,000	$ 80,000
Cash deposited in Trust Account			$ 80,000	$ 80,000
Subsequent Event [Member] | Sponsor [Member]
Subsequent Event [Line Items]
Advances from related party	$ 1,630,000	$ 10,000
Subsequent Event [Member] | Common Class A [Member] | Unsecured Debt [Member]
Subsequent Event [Line Items]
Debt Instrument, Convertible, Conversion Price			$ 10.2	$ 10.2
Subsequent Event [Member] | Tax Year 2022 [Member]
Subsequent Event [Line Items]
Payment of income tax	881,627
Subsequent Event [Member] | Tax Year 2023 [Member]
Subsequent Event [Line Items]
Payment of income tax	$ 918,000